Summary of Significant Accounting Policies (Certain Risks and Concentrations) (Tables)	12 Months Ended
Jun. 30, 2015
Summary Of Significant Accounting Policies Certain Risks And Concentrations Tables
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

The following table shows revenue from external sources by destination country:

	Years Ended June 30,
	2015		2014
United States	$33,130,338	41%	$9,561,102	19%
Saudi Arabia	21,655,881	27%	11,042,450	21%
Mexico	4,906,587	6%	3,974,473	8%
Libya	3,003,085	4%	5,341,139	10%
Argentina	2,918,755	4%	800,248	2%
Australia	2,087,955	3%	2,397,636	5%
Sudan	2,068,995	3%	364,645	1%
Germany	2,035,445	3%	2,077,906	4%
France	1,729,205	2%	3,623,232	7%
Other	7,672,657	9%	12,350,812	24%
Total	$81,208,903	100%	$51,533,643	100%